Schedule of impairment risk (Details)	12 Months Ended
	Dec. 31, 2021 BRL (R$)
Complex EOL S?o Bento | Wind Power Assets [Member]
Entity Information [Line Items]
Discount rate	7.65%	[1]
RA/CA-1	80.49%	[1]
RA/CA-1 (5% Variation)	75.81%	[1]
RA/CA-1 (10% Variation)	71.34%	[1]
Impairment Risk		[1]
Complexo E O L Brisa I [Member] | Wind Power Assets [Member]
Entity Information [Line Items]
Discount rate	7.65%	[2]
RA/CA-1	71.34%	[2]
RA/CA-1 (5% Variation)	66.64%	[2]
RA/CA-1 (10% Variation)	62.15%	[2]
Impairment Risk		[2]
Complexo E O L Brisa I I [Member] | Wind Power Assets [Member]
Entity Information [Line Items]
Discount rate	7.65%
RA/CA-1	63.44%
RA/CA-1 (5% Variation)	58.25%
RA/CA-1 (10% Variation)	53.33%
Impairment Risk
Bento Miguel Complex [Member] | Wind Power Assets [Member]
Entity Information [Line Items]
Discount rate	7.65%
RA/CA-1	22.66%
RA/CA-1 (5% Variation)	18.74%
RA/CA-1 (10% Variation)	15.03%
Impairment Risk
Cutia Complex [Member] | Wind Power Assets [Member]
Entity Information [Line Items]
Discount rate	7.65%
RA/CA-1	16.56%
RA/CA-1 (5% Variation)	13.14%
RA/CA-1 (10% Variation)	9.89%
Impairment Risk		[1]
Jandaira Complex [Member] | Wind Power Assets [Member]
Entity Information [Line Items]
Discount rate	7.65%
RA/CA-1	43.93%
RA/CA-1 (5% Variation)	36.66%
RA/CA-1 (10% Variation)	29.86%
Impairment Risk
Vilas Complex [Member] | Wind Power Assets [Member]
Entity Information [Line Items]
Discount rate	5.46%
RA/CA-1	46.30%
RA/CA-1 (5% Variation)	41.61%
RA/CA-1 (10% Variation)	37.15%
Impairment Risk
U E G Araucaria [Member] | Thermal Assets [Member]
Entity Information [Line Items]
Discount rate	7.69%
RA/CA-1	43.69%
RA/CA-1 (5% Variation)	41.11%
RA/CA-1 (10% Variation)	38.60%
Impairment Risk
Foz Do Areia [Member] | Hydric Assets
Entity Information [Line Items]
Discount rate	5.77%
RA/CA-1	56.43%
RA/CA-1 (5% Variation)	55.65%
RA/CA-1 (10% Variation)	54.88%
Impairment Risk
Segredo | Hydric Assets
Entity Information [Line Items]
Discount rate	5.77%
RA/CA-1	117.89%
RA/CA-1 (5% Variation)	114.23%
RA/CA-1 (10% Variation)	110.66%
Impairment Risk
Caxias [Member] | Hydric Assets
Entity Information [Line Items]
Discount rate	5.77%
RA/CA-1	101.02%
RA/CA-1 (5% Variation)	97.38%
RA/CA-1 (10% Variation)	93.84%
Impairment Risk
Guaricana [Member] | Hydric Assets
Entity Information [Line Items]
Discount rate	5.77%
RA/CA-1	27.39%
RA/CA-1 (5% Variation)	26.01%
RA/CA-1 (10% Variation)	24.66%
Impairment Risk
Chamine [Member] | Hydric Assets
Entity Information [Line Items]
Discount rate	5.77%
RA/CA-1	51.69%
RA/CA-1 (5% Variation)	50.02%
RA/CA-1 (10% Variation)	48.37%
Impairment Risk
Apucaraninha [Member] | Hydric Assets
Entity Information [Line Items]
Discount rate	5.77%
RA/CA-1	35.88%
RA/CA-1 (5% Variation)	34.46%
RA/CA-1 (10% Variation)	33.06%
Impairment Risk
Chopim I [Member] | Hydric Assets
Entity Information [Line Items]
Discount rate	5.77%
RA/CA-1	0.00%
RA/CA-1 (5% Variation)	25.08%
RA/CA-1 (10% Variation)	21.87%
Impairment Risk
Maua [Member] | Hydric Assets
Entity Information [Line Items]
Discount rate	5.77%
RA/CA-1	92.51%
RA/CA-1 (5% Variation)	87.73%
RA/CA-1 (10% Variation)	83.13%
Impairment Risk
Marumbi [Member] | Hydric Assets
Entity Information [Line Items]
Discount rate	5.77%
RA/CA-1	30.74%
RA/CA-1 (5% Variation)	27.70%
RA/CA-1 (10% Variation)	24.78%
Impairment Risk
Cavernoso [Member] | Hydric Assets
Entity Information [Line Items]
Discount rate	5.77%
RA/CA-1	269.53%
RA/CA-1 (5% Variation)	261.06%
RA/CA-1 (10% Variation)	252.82%
Impairment Risk
Cavernoso I I [Member] | Hydric Assets
Entity Information [Line Items]
Discount rate	5.77%
RA/CA-1	18.04%
RA/CA-1 (5% Variation)	14.95%
RA/CA-1 (10% Variation)	11.99%
Impairment Risk
Bela Vista [Member] | Hydric Assets
Entity Information [Line Items]
Discount rate	7.65%
RA/CA-1	40.42%
RA/CA-1 (5% Variation)	35.24%
RA/CA-1 (10% Variation)	30.37%
Impairment Risk
Elejor [Member] | Hydric Assets
Entity Information [Line Items]
Discount rate	6.00%
RA/CA-1	15.27%
RA/CA-1 (5% Variation)	13.16%
RA/CA-1 (10% Variation)	11.11%
Impairment Risk

[1]	The variation in provisions for legal claims occurred due to the review of the assessment of the Company’s legal advisors, mainly in civil claims. The details of the actions are shown in Note 30.
[2]	The contracts between Petrobras and Compagás were offset by the volume of 55,770,890 m³, disregarding the difference in gas pricing between the contracts (NE 12.1). However, the parties have not reached a consensus to this date, and the amount of R$15,688 remains in dispute. In view of the compensation made by Petrobras and the uncertainty in the reimbursement of the difference in Brazilian reais of the referred Assignment, impairment was recorded for this amount until the end of the transaction.